Convertible Notes Payable (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013
Unpaid Principal	$ 60,000	$ 2,703,000	$ 3,732,500
2010 Notes (A)
Unpaid Principal	60,000		562,500
2011 Notes (B)
Unpaid Principal	0		645,000
2011 Notes (C)
Unpaid Principal	0		1,700,000
2012 Notes (D)
Unpaid Principal	$ 0		$ 825,000